Schedule of authorized shares (Details) - shares	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares authorized	523,159,375	523,159,375
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	500,000,000	500,000,000
Ordinary Shares Class A [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	10,000,000,000	10,000,000,000
Ordinary Shares Class F [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	3,159,375	3,159,375
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	10,000,000	10,000,000